TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,611	$ 908
Additions based on tax positions taken related to the current year	654	717
Foreign currency translation adjustments	21	(14)
Balance at the end of the year	$ 2,286	$ 1,611